Income Tax - Deferred income tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred tax
Net deferred income tax asset/(liability)	₽ (532)	₽ (586)	₽ (581)	₽ (581)
Deferred tax asset	217	157
Deferred tax liability	(749)	(743)
Deferred tax benefit/(expense)	128	(57)
Intangible assets
Disclosure of deferred tax
Net deferred income tax asset/(liability)	(638)	(678)
Deferred tax benefit/(expense)	90	59
Trade and other payables
Disclosure of deferred tax
Net deferred income tax asset/(liability)	272	181
Deferred tax benefit/(expense)	91	(7)
Trade and other receivables
Disclosure of deferred tax
Net deferred income tax asset/(liability)	58	31
Deferred tax benefit/(expense)	27	(74)
Loans issued
Disclosure of deferred tax
Net deferred income tax asset/(liability)	56	69
Deferred tax benefit/(expense)	(13)	(2)
Lease obligations
Disclosure of deferred tax
Net deferred income tax asset/(liability)	287
Deferred tax benefit/(expense)	287
Property and equipment
Disclosure of deferred tax
Net deferred income tax asset/(liability)	(261)	(24)
Deferred tax benefit/(expense)	(238)	(9)
Taxes on unremitted earnings
Disclosure of deferred tax
Net deferred income tax asset/(liability)	(480)	(253)
Deferred tax benefit/(expense)	(202)	(69)
Other
Disclosure of deferred tax
Net deferred income tax asset/(liability)	174	88
Deferred tax benefit/(expense)	₽ 86	₽ 45